UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Congressional Effect Family of Funds
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601     New York, NY  10170
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  888.553.4233____

Date of fiscal year end:  12/31/2008

Date of reporting period: 09/30/2008

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

U.S. GOVERNMENT OBLIGATIONS - (84.71%)	Principal	Value

U.S. Treasury Bills 0.49% *, 10/02/2008	50,000	49,999
U.S. Treasury Bills 0.67% *, 12/26/2008	1,010,000	1,008,395
U.S. Treasury Bills 1.03% *, 01/08/2009	35,000	$34,902
Total U.S. Government Obligations (Cost $1,089,875)		1,093,296

	Shares	Value
SHORT-TERM INVESTMENTS - (11.03%)
Fifth Third U.S. Treasury Money Market Fund, 0.52% ** (Cost $142,387)	142,387	142,387

TOTAL INVESTMENTS (Cost $1,232,262) - 95.74%		1,235,683

OTHER ASSETS LESS LIABILITIES, NET - 4.26%		55,040

NET ASSETS - 100%		$1,290,723

* Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
** Rate shown represents the rate at September 30, 2008, is subject to change and resets daily.

The Congressional Effect Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of September 30, 2008 were as follows:

Cost of investments for tax purposes	$1,232,262
Unrealized Appreciation (Depreciation):
Gross Appreciation	3,421
Gross Depreciation	--
Net Unrealized Appreciation	$3,421

The accompanying notes are an integral part of this schedule of investments.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

(1)        SECURITY VALUATIONS

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 23, 2008.  In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2008:

	Investments	Other
	in	Financial
Level	Securities	Instruments *
Level 1	$142,387	$--
Level 2	1,093,296	--
Level 3	--	--
Total	$1,235,683	$--

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Congressional Effect Family of Funds

By:	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	November 26, 2008

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	November 26, 2008